Summary of Deposit Liabilities (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 159,176
Notice	740,909
Term	531,347
Total deposits	1,431,432	$ 1,416,420
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	767,912
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	581,498
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	82,022
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	20,281
Notice	539,425
Term	82,638
Total deposits	642,344	660,838
Personal [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	317,172
Personal [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	325,172
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	15,059
Notice	332
Term	39,122
Total deposits	54,513	38,263
Bank Deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	23,075
Bank Deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	29,311
Bank Deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,127
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	123,836
Notice	201,152
Term	198,706
Total deposits	523,694	530,869
Business and government [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	364,858
Business and government [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	153,296
Business and government [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	5,540
Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	159,176
Notice	740,909
Term	320,466
Total deposits	1,220,551	1,229,970
Personal Banks Business And Goverment [Member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	705,105
Personal Banks Business And Goverment [Member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	507,779
Personal Banks Business And Goverment [Member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	7,667
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term	24,969
Total deposits	24,969	23,805
Trading deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	15,153
Trading deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,625
Trading deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	7,191
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term	185,912
Total deposits	185,912	162,645
Deposits designated at fair value through profit or loss [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	47,654
Deposits designated at fair value through profit or loss [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	71,094
Deposits designated at fair value through profit or loss [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	67,164
Non interest bearing deposits [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	68,674	76,551
Non interest bearing deposits [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	83,051	91,175
Interest bearing deposits 1 [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	699,238	686,518
Interest bearing deposits 1 [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	551,229	552,678
Interest bearing deposits 1 [member] | US federal funds deposited [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 29,240	$ 9,498